Regulation and Rates (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Regulatory Assets and Liabilities [Line Items]
Summary of Net Regulatory Assets and Liabilities
The net regulatory assets and liabilities at December 31, 2025, and 2024, are included in the following tables:

Puget Sound Energy	Remaining Amortization Period	December 31,
(Dollars in Thousands)		2025	2024
PCA unrealized loss	N/A	$451,359	$284,166
Environmental remediation	(a)	179,129	180,245
PCA mechanism	N/A	143,687	61,202
Storm damage costs electric	1 to 4 years	126,237	120,431
CCA schedule 111 recovery	N/A	99,388	—
Energy conservation costs	(a)	97,320	75,373
Automated meter reading	18 years	92,685	98,572
PGA unrealized loss	N/A	73,352	66,929
Baker Dam licensing operating and maintenance costs	(b)	59,175	56,201
Deferred Washington Commission AFUDC	30 years	54,985	55,427
Decoupling deferrals and interest	Less than 2 years	43,419	51,838
Chelan PUD contract initiation	5.8 years	41,347	48,435
Washington Commission COVID-19	N/A	40,966	37,089
Washington Commission LNG	N/A	31,269	38,070
Unamortized loss on reacquired debt	2 to 42 years	27,749	29,680

Puget Sound Energy	Remaining Amortization Period	December 31,
(Dollars in Thousands)		2025	2024
Generation plant major maintenance, less Colstrip	1 to 9 years	27,278	18,975
Lower Snake River	11.4 years	26,844	35,429
Deferred lease expense	(a)	22,542	18,862
Various other regulatory assets	(a)	69,649	139,569

Total PSE regulatory assets		$1,708,380	$1,416,493

Cost of removal	(c)	$(822,090)	$(748,095)
Deferred income taxes (d)	N/A	(699,225)	(722,558)
Repurposed production tax credits	N/A	(103,689)	(110,746)
PGA liability	2 years	(65,931)	(58,657)
Decoupling liability	Less than 2 years	(48,249)	(63,890)
CCA natural gas allowance auction proceeds	N/A	(46,367)	—
CCA schedule 111 recovery	N/A	(28,647)	(97,694)
Various other regulatory liabilities	(a)	(37,436)	(54,002)

Total PSE regulatory liabilities		$(1,851,634)	$(1,855,642)

PSE net regulatory assets (liabilities)		$(143,254)	$(439,149)

(a)	Amortization periods vary depending on the timing of underlying transactions.
(b)
The FERC license requires PSE to incur various O&M expenses over the life of the 50 year license for Baker. The regulatory asset represents the net present value of future expenditures and will be offset by actual costs incurred.

(c)	The balance is dependent upon the cost of removal of underlying assets and the life of utility plant.
(d)	For additional information, see Note 13, “Income Taxes” below.

Puget Energy	Remaining Amortization Period	December 31,
(Dollars in Thousands)		2025	2024
Total PSE regulatory assets	(a)	$1,708,380	$1,416,493
Puget Energy acquisition adjustments:
Regulatory assets related to power contracts	2 to 26 years	3,705	4,779

Total Puget Energy regulatory assets		$1,712,085	$1,421,272

Total PSE regulatory liabilities	(a)	$(1,851,634)	$(1,855,642)
Puget Energy acquisition adjustments:
Deferred income taxes		498	651
Regulatory liabilities related to power contracts	2 to 26 years	(26,443)	(30,566)

Puget Energy	Remaining Amortization Period	December 31,
(Dollars in Thousands)		2025	2024
Various other regulatory liabilities	Varies	(1,190)	(1,193)

Total Puget Energy regulatory liabilities		$(1,878,769)	$(1,886,750)

Puget Energy net regulatory asset (liabilities)		$(166,684)	$(465,478)

(a)	Puget Energy’s regulatory assets and liabilities include purchase accounting adjustments under ASC 805.

Summary of PGA Receivable Payable
The following table presents the PGA mechanism balances and activity at March 31, 2026 and December 31, 2025:

Puget Energy and Puget Sound Energy
(Dollars in Thousands)	At March 31, 2026	At December 31, 2025
PGA (liability)/receivable beginning balance	$(65,931)	$(58,657)
Actual natural gas costs	151,480	397,465
Allowed PGA recovery	(140,588)	(399,347)
Interest	(831)	(5,392)

PGA (liability)/receivable ending balance	$(55,870)	$(65,931)

The following table presents the PGA mechanism balances and activity as of December 31, 2025 and December 31, 2024:
Puget Energy and
Puget Sound Energy

(Dollars in Thousands)	Year Ended December 31,
PGA (liability)/receivable balance and activity	2025	2024
PGA (liability)/receivable beginning balance	$(58,657)	$(132,082)
Actual natural gas costs	397,465	416,067
Allowed PGA recovery	(399,347)	(336,170)
Interest	(5,392)	(6,472)

PGA (liability)/receivable ending balance	$(65,931)	$(58,657)

Schedule of Power Cost Adjustment Mechanism
The following graduated scale used in the PCA mechanism resulted in the following Company and customer shares:

Puget Energy and Puget Sound Energy	At March 31, 2026
(Dollars in Thousands)	Company’s Share			Customers’ Share			Total
Annual Power Cost Variability	Over	Under	Amount	Over	Under	Amount
(Over) and under collected up to $17 million	100%	100%	$(7,637)	—%	—%	$—	$(7,637)
(Over) and under collected between $17 - $40 million	35	50	—	65	50	—	—
(Over) or under collected beyond $40 million	10	10	—	90	90	—	—
Interest			—			53	53

Total (over) / under recovery			$(7,637)			$53	$(7,584)

Puget Energy and Puget Sound Energy	At March 31, 2025
(Dollars in Thousands)	Company’s Share			Customers’ Share			Total
Annual Power Cost Variability	Over	Under	Amount	Over	Under	Amount
(Over) and under collected up to $17 million	100%	100%	$17,000	—%	—%	$—	$17,000
(Over) and under collected between $17 - $40 million	35	50	11,500	65	50	11,500	23,000
(Over) or under collected beyond $40 million	10	10	3,118	90	90	28,063	31,181
Interest			—			247	247

Total (over) / under recovery			$31,618			$39,810	$71,428

The following graduated scale used in the PCA mechanism resulted in the following Company and customer shares:
Puget Energy and
Puget Sound Energy

	At December 31, 2025
(Dollars in Thousands)	Company’s Share			Customers’ Share			Total
Annual power cost variability	Over	Under	Amount	Over	Under	Amount
(Over) and under collected up to $17 million	100%	100%	$17,000	-%	-%	$—	$17,000
(Over) and under collected between $17—$40 million	35	50	11,500	65	50	11,500	23,000

	At December 31, 2025
(Dollars in Thousands)	Company’s Share			Customers’ Share			Total
Annual power cost variability	Over	Under	Amount	Over	Under	Amount
(Over) or under collected beyond $40 million	10	10	15,521	90	90	139,693	155,214
Interest			—			4,453	4,453

Total (over) / under recovery			$44,021			$155,646	$199,667

Puget Energy and
Puget Sound Energy

	At December 31, 2024
(Dollars in Thousands)	Company’s Share			Customers’ Share			Total
Annual power cost variability	Over	Under	Amount	Over	Under	Amount
(Over) and under collected up to $17 million	100%	100%	$17,000	—%	—%	$—	$17,000
(Over) and under collected between $17—$40 million	35	50	11,500	65	50	11,500	23,000
(Over) or under collected beyond $40 million	10	10	8,328	90	90	74,952	83,280
Interest			—			3,872	3,872

Total (over) / under recovery			$36,828			$90,324	$127,152